As filed with the Securities and Exchange Commission on April 21, 2020

Securities Act File No. 333-227545

Investment Company Act File No. 811-23382

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post Effective Amendment No. 8	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 10	☒

________________________________________

SPROTT FUNDS TRUST

 (Exact Name of Registrant as Specified in its Charter)

______________________________________

200 Bay Street, Suite 2600,

Toronto, Ontario, Canada M5J2J1

(Address of Principal Executive Office)

416-943-8099

(Registrant’s Telephone Number)

_____________________________________

The Corporation Trust Company

Corporation Trust Center

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

____________________________________

Copies of communications to:

John A. Ciampaglia

Chief Executive Officer

Sprott Asset Management LP

200 Bay Street, Suite 2600

Toronto, Ontario, Canada M5J2J1

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036-1600

_______________________________________

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Toronto, and Province of Ontario, on the 21st day of April, 2020.

Sprott Funds Trust

By:	/s/ John Ciampaglia
Name:	John Ciampaglia
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 21, 2020.

Signature	Title	Date
/s/ John Ciampaglia	President and Chief Executive Officer	April 21, 2020
John Ciampaglia

/s/ Michael W. Clark*	Trustee	April 21, 2020
Michael W. Clark

/s/ Barbara Connolly Keady*	Trustee	April 21, 2020
Barbara Connolly Keady

/s/ Peyton T. Muldoon*	Trustee	April 21, 2020
Peyton T. Muldoon

/s/ James R. Pierce Jr.*	Trustee	April 21, 2020
James R. Pierce Jr.

/s/ Varinder Bhathal	Treasurer and Chief Financial Officer	April 21, 2020
Varinder Bhathal

*By:	/s/ John Ciampaglia

John Ciampaglia, pursuant to a power of attorney filed on March 28, 2019 to the Registrant's Registration Statement in Pre-Effective Amendment No. 1 on Form N-14.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase